CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Dec. 31, 2025	Sep. 30, 2025
Current Assets:
Cash and cash equivalents	$ 2,646,570	$ 2,284,933
Prepaid expenses and other current assets	1,109,748	189,549
Advances to supplier	98,250	98,250
Due from related party	147,500	120,000
Total Current Assets	4,002,068	2,692,732
Investment in securities designated for sale	281	281
Note receivable	398,245
Property and equipment, net	56,786
Intangible assets, net	13,912,678
Total Assets	18,370,058	2,693,013
Current liabilities:
Accounts payable and accrued expenses	4,193,380	3,917,834
Customer deposit	108,006	108,006
Income taxes payable	1,019,471	994,704
Excise tax payable	976,653	943,039
Promissory notes - Evie	1,003,995	1,003,995
Due to related parties	1,483,782	2,434,492
Convertible notes payable	5,585,132	4,861,390
Stock based compensation liability	712,800
Deferred underwriters’ discount	225,000	225,000
Total Current Liabilities	15,308,219	14,488,460
Total Liabilities	15,308,219	14,488,460
Stockholders’ Equity (Deficit)
Preferred stock, par value $0.01, 10,000,000 shares authorized; no shares issued or outstanding
Common stock, par value $0.01, 150,000,000 shares authorized; 16,516,603 and 14,521,094 shares issued and outstanding at December 31, 2025 and September 30, 2025, respectively.	165,166	145,211
Additional paid-in capital	24,941,494	3,168,248
Accumulated deficit	(22,044,821)	(15,108,906)
Total Stockholders’ Deficit	3,061,839	(11,795,447)
Total Liabilities and Stockholders’ Deficit	$ 18,370,058	$ 2,693,013